RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 01, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 06, 2022	Dec. 06, 2021	Sep. 02, 2021
RELATED PARTY TRANSACTIONS
Outstanding balance				$ 2,070,000
Promissory note | Sponsor | First Extension
RELATED PARTY TRANSACTIONS
Debt, principal amount					$ 2,070,000
Debt conversion price					$ 10.00
Promissory Notes with Related parties
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note							$ 300,000
Outstanding balance						$ 135,463
Promissory note, outstanding			$ 0	0
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 13,000
Expenses incurred		$ 156,000	156,000	156,000
Administrative Support Agreement | Accounts payable and accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred		$ 13,000	13,000	13,000
Related Party Loans | Working Capital Loans
RELATED PARTY TRANSACTIONS
Outstanding balance			$ 0	0
Proceeds held in trust account used to repay working capital loans				0
Amount of working capital loans which may be converted into warrants				$ 1,500,000
Price of warrant				$ 10.00